Shareholders' equity - Ordinary shares (Details)			1 Months Ended	12 Months Ended
	Apr. 20, 2020 $ / shares shares	Apr. 15, 2020 $ / shares	Aug. 31, 2019 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares shares	Sep. 27, 2022 $ / shares	Aug. 31, 2021 shares	Jul. 31, 2019 $ / shares	Nov. 23, 2018 $ / shares shares
Shareholders' equity
Number of ordinary shares authorized			50,000						50,000
Number of ordinary shares issued	10,000,000								50,000
Par value of ordinary shares | $ / shares	$ 0		$ 0					$ 1.00	$ 1.00
Number of ordinary shares authorized (unlimited)	Unlimited		Unlimited
Forward Split ratio	71.62	71.62
Number of ordinary shares outstanding	10,000,000
Minimum [Member]
Shareholders' equity
Number of ordinary shares issued							50,000
Maximum [Member]
Shareholders' equity
Number of ordinary shares issued			139,627
Convertible preferred shares
Shareholders' equity
Par value of convertible preferred stock | $ / shares		$ 0
Class A ordinary share
Shareholders' equity
Number of ordinary shares issued				20,062,658	16,738,307
Par value of ordinary shares | $ / shares				$ 0	$ 0	$ 0
Number of ordinary shares authorized (unlimited)				Unlimited	Unlimited
Number of ordinary shares outstanding				20,062,658	16,738,307
Class B ordinary share
Shareholders' equity
Number of ordinary shares issued				3,020,969	3,580,969
Par value of ordinary shares | $ / shares				$ 0	$ 0
Number of ordinary shares authorized (unlimited)				Unlimited	Unlimited
Number of ordinary shares outstanding				3,020,969	3,580,969